SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Estimated Useful Lives of Property and Equipment

Digital display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3‑5 years
Vehicle	5 years
Software	5 years
Office property	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of Revenues by Service Categories

Revenue by service categories

	For the years ended December 31,
	2018	2019	2020
Revenues from operations:
Air Travel Media Network	$22,212	$25,954	$23,474
Gas Station Media Network	413	—	—
Other Media	2,151	271	72
	$24,776	$26,225	$23,546